TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transfers of financial assets [Abstract]
Disclosure of continuing involvement in derecognised financial assets [text block]

The table below explain in detail the assets at December 31, 2017, 2016 and 2015 that represent the continuing involvement of Grupo Aval with the accounts receivable transferred and revenue obtained during the collecting process of such loans.

	December 31,		December 31,		December 31,
At the end of the year	2018		2017		2016
Financial assets (1)	Ps.	13,733	Ps.	19,602	Ps.	27,377
Income for commission and fees		79		136		96
(1)	Includes investments held for trading through profit or loss and available-for-sale investments.